Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 49,750	$ 21,093
Deferred income tax liabilities	(33,091)	(30,641)
Deferred tax liability (asset)	16,659	(9,548)	$ (6,229)
Deferred income tax assets	16,659	1,315
Deferred income tax liabilities	0	(10,863)
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	18,078	5,655
Foreign exchange
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	0	(3,083)
Foreign exchange | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	20,590	0
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	5,216	8,563
Mine closure and rehabilitation provision | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,338	4,070
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(22,735)	(15,566)
Loans and borrowings | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(8,560)	(10,045)
Loans and borrowings | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(1,796)	(1,947)
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 2,528	$ 2,805